Average Annual Total Returns - Class A C S I N T Shares - Janus Henderson Dividend and Income Builder Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class A 75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class A 75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class A 75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class C 75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class C 75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class C 75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class S 75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class S 75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class S 75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions Since Inception	Class I Return After Taxes on Distributions Inception Date	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class I Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class I MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class I 75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class I 75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class I 75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class N 75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class N 75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class N 75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T MSCI World Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception	Class T 75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 1 Year	Class T 75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) 5 Years	Class T 75% MSCI World/25% BBgBarc Global Agg Credit (USD Hedged) Index (reflects no deduction for expenses, fees, or taxes, except foreign withholding taxes) Since Inception
Total	11.77%	[1]	4.90%	[1]	6.98%	[1]	Aug. 01, 2012	[1]	27.67%	8.74%	11.12%	23.71%	7.76%	9.49%	16.66%	[2]	5.15%	[2]	6.91%	[2]	Aug. 01, 2012	[2]	27.67%	8.74%	11.12%	23.71%	7.76%	9.49%	18.89%	5.87%	7.59%	Aug. 01, 2012	27.67%	8.74%	11.12%	23.71%	7.76%	9.49%	18.84%	6.21%	7.98%	Aug. 01, 2012	18.12%	5.55%	7.19%	Aug. 01, 2012	11.97%	4.91%	6.33%	Aug. 01, 2012	27.67%	8.74%	11.12%	23.71%	7.76%	9.49%	18.86%	6.17%	7.92%	Aug. 01, 2012	27.67%	8.74%	11.12%	23.71%	7.76%	9.49%	18.58%	6.00%	7.76%	Aug. 01, 2012	27.67%	8.74%	11.12%	23.71%	7.76%	9.49%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.